Retirement Plan	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Retirement Plan

17. RETIREMENT PLAN

The Company sponsors a defined contribution plan, under Section 401(k) of the Internal Revenue Code, that it established in March 2010. The plan is a qualified automatic contributions arrangement, which automatically enrolls employees, once eligible, unless they opt out. The Company makes matching cash contributions subject to certain restrictions, structured as a 100% match on the first 1% contributed by the employee and a 50% match on the next 5% contributed by the employee. Employer-matching contributions for the years ended December 31, 2012, 2011, and 2010, totaled $8,767, $7,345 and $6,165, respectively.